Income Taxes (Tables)	12 Months Ended
Jan. 03, 2016
Income Tax Disclosure [Abstract]
Components of Net Income (loss) Before Taxes

Components of net income (loss) before taxes were as follows (in millions):

	Consolidated Successor Company For the year December 29, 2014 to January 3, 2016	Consolidated Successor Company For the year December 30, 2013 to December 28, 2014	Consolidated Successor Company For the period December 23, 2013 to December 29, 2013	Combined Predecessor Company For the period December 31, 2012 to December 22, 2013
U.S.	$47.1	$34.8	$(13.0)	$57.0
Foreign	1.3	1.3	—	0.6

Total	$48.4	$36.1	$(13.0)	$57.6

Components of Income Tax Expense (Benefit)

Components of income tax expense (benefit) were as follows (in millions):

	Consolidated Successor Company For the year December 29, 2014 to January 3, 2016	Consolidated Successor Company For the year December 30, 2013 to December 28, 2014	Consolidated Successor Company For the period December 23, 2013 to December 29, 2013	Combined Predecessor Company For the period December 31, 2012 to December 22, 2013
Current income tax expense
U.S. federal	$21.7	$11.7	$—	$—
U.S. state and local	4.9	1.7	—	1.6
Foreign	0.4	0.4	—	0.2

Total current	27.0	13.8	—	1.8
Deferred income tax (benefit) expense
U.S. federal	(6.8)	0.4	(3.2)	20.2
U.S. state and local	(0.7)	0.3	(0.2)	1.9
Foreign	—	(0.1)	(0.1)	—

Total deferred	(7.5)	0.6	(3.5)	22.1

Total	$19.5	$14.4	$(3.5)	$23.9

Reconciliation of Income Tax Expense (Benefit) at Statutory Federal Rate to Actual Income Tax Expense (Benefit)

The following table provides a reconciliation of income tax expense (benefit) at the statutory U.S. federal tax rate to actual income tax expense (benefit) for the periods presented (in millions):

	Consolidated Successor Company For the year December 29, 2014 to January 3, 2016	Consolidated Successor Company For the year December 30, 2013 to December 28, 2014	Consolidated Successor Company For the period December 23, 2013 to December 29, 2013	Combined Predecessor Company For the period December 31, 2012 to December 22, 2013
U.S. federal statutory expense (benefit)	$16.9	$12.6	$(4.5)	$20.2
State and local income taxes, net	2.5	1.4	(0.2)	2.2
Change in valuation allowance, net	—	—	—	0.9
Nondeductible items	0.2	0.5	1.3	0.1
Other, net	(0.1)	(0.1)	(0.1)	0.5

Income tax expense (benefit)	$19.5	$14.4	$(3.5)	$23.9

Significant Components of Deferred Income Taxes

The significant components of deferred income taxes are as follows (in millions):

	Consolidated Successor Company January 3, 2016	Consolidated Successor Company December 28, 2014
Deferred tax assets:
Net operating losses	$4.2	$4.6
Allowance for uncollectible accounts	3.0	2.8
Inventory	1.9	0.7
Reserve for sales bonuses	3.0	3.1
Accrued compensation	2.7	2.6
Stock compensation	1.6	0.4
Rent accrual	1.2	0.6
Environmental reserve	0.9	0.9
Deferred transaction costs	3.6	2.1
Other	1.4	0.7

Total gross deferred tax assets	23.5	18.5
Valuation allowance	(4.2)	(4.6)

Total net deferred tax assets	19.3	13.9
Deferred tax liabilities:
Fixed assets and land	(7.9)	(6.5)
Intangible assets	(34.8)	(30.5)
Goodwill	(2.3)	(1.7)
Other	(0.5)	(0.5)

Total deferred tax liabilities	(45.5)	(39.2)

Net deferred tax liabilities	$(26.2)	$(25.3)

Activity in Tax Valuation Allowance

Activity within the tax valuation allowance for the periods was as follows (in millions):

	Consolidated Successor Company For the year December 29, 2014 to January 3, 2016	Consolidated Successor Company For the year December 30, 2013 to December 28, 2014	Consolidated Successor Company For the period December 23, 2013 to December 29, 2013	Combined Predecessor Company For the period December 31, 2012 to December 22, 2013
Beginning balance	$4.6	$4.6	$4.6	$5.0
Increase in valuation allowance	—	—	—	0.9
Decrease in valuation allowance	(0.4)	—	—	(0.4)

Ending balance	$4.2	$4.6	$4.6	$5.5